Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Balances and Transactions With Related Parties
14.3 December 31, 2021

	12.31.2021
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	50.6	—	—	—	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	—	1.4	—	300.5	(6.2)	—
Brazilian Air Force	410.3	153.2	—	—	—	(42.0)
Brazilian Army	2.4	1.6	—	—	—	3.3
Embraer Prev - Sociedade de Previdência Complementar	—	4.2	—	—	—	(12.0)
Ez Air Interior Limited	4.8	4.8	20.9	20.9	—	—
Financiadora de Estudo e Projetos - FINEP	—	8.2	—	5.9	(0.7)	—
FIP Aeroespacial	—	—	—	7.2	—	—
Marinha do Brasil	0.4	2.6	—	—	—	(2.0)

	468.5	176.0	20.9	334.5	(8.7)	(52.7)

14.4 December 31, 2020

	12.31.2020
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	45.2	0.4	—	50.3	(1.3)	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	—	1.2	—	300.6	(2.4)	—
Brazilian Air Force	372.3	190.2	—	—	—	(34.0)
Brazilian Army	1.7	9.0	—	—	—	1.5
Embraer Prev - Sociedade de Previdência Complementar	—	4.5	—	—	—	(12.0)
Ez Air Interior Limited	5.1	5.1	20.1	20.1	—	—
Financiadora de Estudo e Projetos - FINEP	—	8.8	—	14.7	(0.1)	—
Marinha do Brasil	1.8	10.3	—	—	—	(3.2)

	426.1	229.5	20.1	385.7	(3.8)	(47.7)

14.5 December 31, 2019

	12.31.2019
	Financial Results	Operating Results
Banco do Brasil S.A.	1.1	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	(5.1)	—
Brazilian Air Force	—	(35.9)
Marinha do Brasil	—	(2.9)
Embraer Prev - Sociedade de Previdência Complementar	—	(19.7)
Brazilian Army	—	6.8
Financiadora de Estudo e Projetos - FINEP	(1.7)	—

	(5.7)	(51.7)

Summary of Remuneration of Key Management Personnel

	12.31.2021	12.31.2020	12.31.2019
Short-term benefits (i)	6.1	5.8	9.0
Share based payment (ii)	2.4	(1.7)	3.2
Labor contract termination	—	0.5	1.2

Total remuneration	8.5	4.6	13.4

(i)
Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Real, as well as the compensation of external members engaged in the statutory advisory committees.

(ii)
Accounts payable were reduced in 2020 and increased in 2021 due to the Company’s shares price changes in these periods end, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 29.